RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Directors' fees (less than)	$ 1,000,000	$ 1,000,000	$ 1,000,000
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent	1.25%
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent	1.25%
Services received, related party transactions	$ 270,000,000	214,000,000	230,000,000
Amounts payable, related party transactions	76,000,000	51,000,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Services received, related party transactions	1,000,000	1,000,000	1,000,000
Amounts payable, related party transactions	99,000,000	73,000,000
Amounts receivable, related party transactions	21,000,000	20,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	15,000,000	5,000,000	4,000,000
Revenue from rendering of services, related party transactions	33,000,000	16,000,000	8,000,000
Right-of-use assets	11,000,000	0
Subsidiary of Common Parent (Brookfield) | Brookfield Business Partners LP | U.K. ports operation
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	4,000,000	4,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Renewable Partners L.P.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	52,000,000	11,000,000
Revenue from sale of goods, related party transactions	$ 3,000,000	1,000,000
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	3.80%
Subsidiary of Common Parent (Brookfield) | Top of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	8.50%
Brookfield
Disclosure of transactions between related parties [line items]
Deposit balance	$ 1,000,000	1,000,000
Earned interest on deposits	1,000,000	1,000,000	1,000,000
Deposits received	0	0	0
Interest expense	4,000,000	0	$ 0
Credit facility, maximum borrowing capacity	500,000,000
Non-recourse borrowings	$ 0	$ 0